Commitments and Contingencies (Details 2) (USD $) In Millions, unless otherwise specified						9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Pending proceedings item	Dec. 31, 2012 Pending proceedings item	Sep. 30, 2013 Performance bonds Minimum	Dec. 31, 2012 Performance bonds Minimum	Sep. 30, 2013 Performance bonds Maximum	Dec. 31, 2012 Performance bonds Maximum
Commitments and contingencies
Period over which performance bonds are outstanding						1 year	1 year	5 years	5 years
Number of pending proceedings brought by condominium associations alleging construction defects and other matters				1	2
Letters of credit outstanding	$ 3.8	$ 4.5	$ 8.1
Performance bonds outstanding	11.3	8.4	9.7
Surety bonds, estimated exposure		$ 4.1